Organization and Nature of Business	12 Months Ended
May 31, 2024
Organization and Nature of Business [Abstract]
Organization and Nature of Business

NOTE 1. Organization and Nature of Business

Organization and Nature of Business

New Horizon Aircraft Ltd. (the “Company”, “Horizon”, “we,” “us” or “our”), a British Columbia corporation, with our headquarters located in Lindsay, Ontario, is an aerospace company. The Company is a former blank check company incorporated on March 11, 2022 under the name Pono Capital Three, Inc. (“Pono”), as a Delaware corporation, subsequently redomiciled in the Cayman Islands on October 14, 2022, and formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses.

The Company’s objective is to significantly advance the benefits of sustainable air mobility. In connection with this objective, we have designed and developed a cost-effective and energy efficient hybrid-electric vertical takeoff and landing (“eVTOL”) prototype aircraft for use in future regional air mobility (“RAM”) networks.

Business Combination

On February 14, 2023, we consummated an initial public offering (“IPO”). On January 12, 2024 (the “Closing date”), we consummated a merger (the “Merger”) with Pono Three Merger Acquisitions Corp., a British Columbia company (“Merger Sub”) and wholly-owned subsidiary of Pono, with and into Robinson Aircraft Ltd. (“Robinson”) pursuant to an agreement and plan of merger, dated as of August 15, 2023, (as amended by a Business Combination Agreement Waiver, dated as of December 27, 2023) by and among Pono, Merger Sub, Horizon, and Robinson.

The Merger and other transactions contemplated thereby (collectively, the “Business Combination”) closed on January 12, 2024, when, pursuant to the Business Combination Agreement, Merger Sub merged with and into Robinson, surviving the Merger as a wholly owned subsidiary of Pono. Pono changed its name to “New Horizon Aircraft Ltd.” and the business of Robinson became the business of New Horizon Aircraft Ltd.

The consolidated financial statements included in this report reflect (i) the historical operating results of Robinson prior to the Business Combination (“Legacy Horizon”); (ii) the combined results of Pono and Legacy Horizon following the closing of the Business Combination; (iii) the assets and liabilities of Legacy Horizon at their historical cost; and (iv) the Company’s equity structure for all periods presented.